Prepaid Expenses and Other Current Assets - Summary of Prepaid Expenses and Other Current Assets (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Prepaid Expenses and Other Current Assets
Prepaid research and development expenses		$ 1,420,642
Other prepaid expenses	$ 234,696	401,442
Other receivables	136,580	175,820
Prepaid expenses and other current assets	$ 371,276	$ 1,997,904